Lease - Summary of Amounts Relating to Leases in Consolidated Statements of Profit or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Total cash outflows of leases	₩ 4,753	₩ 4,292	₩ 4,107